Average Annual Total Returns{- Government Money Market Portfolio} - 02.28 VIP Government Money Market Initial/Serv/Serv2 PRO-09 - Government Money Market Portfolio - Return Before Taxes	VIP Government Money Market Portfolio-Initial VIP Past 1 year	VIP Government Money Market Portfolio-Initial VIP Past 5 years	VIP Government Money Market Portfolio-Initial VIP Past 10 years	VIP Government Money Market Portfolio-Service VIP Past 1 year	VIP Government Money Market Portfolio-Service VIP Past 5 years	VIP Government Money Market Portfolio-Service VIP Past 10 years	VIP Government Money Market Portfolio-Service 2 VIP Past 1 year	VIP Government Money Market Portfolio-Service 2 VIP Past 5 years	VIP Government Money Market Portfolio-Service 2 VIP Past 10 years
Total	0.01%	0.93%	0.51%	0.01%	0.86%	0.45%	0.01%	0.76%	0.39%